Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings By Type [Abstract]
Borrowings

22 Borrowings

Accounting policy

Borrowings are recorded initially at fair value and subsequently carried at amortised cost, other than fixed rate borrowings in designated hedging relationships for which the carrying amount of the hedged portion of the borrowings is subsequently adjusted for the gain or loss attributable to the hedged risk. When the related derivative in such a hedging relationship expires, is sold or terminated, or no longer qualifies for hedge accounting, the cumulative change in fair value of the hedged borrowing is amortised in the income statement over the period to maturity of the borrowing using the effective interest method.

	2018			Restated 2017
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	686	–	686	464	-	464
Term debt	614	1,808	2,422	209	1,682	1,891
Lease liabilities	92	268	360	89	302	391
Term debt in fair value hedging relationships	–	2,652	2,652	-	2,069	2,069
Term debt previously in fair value hedging relationships	–	245	245	-	438	438
Total	1,392	4,973	6,365	762	4,491	5,253

The total fair value of financial liabilities measured at amortised cost (excluding lease liabilities) is £3,254m (2017: £2,522m). The total fair value of term debt in fair value hedging relationships is £2,742m (2017: £2,148m). The total fair value of term debt previously in fair value hedging relationships is £283m (2017: £501m).

RELX PLC has given guarantees in respect of certain long-term and short-term borrowings issued by subsidiaries. Included within term debt above are debt securities issued by RELX Capital Inc., a 100% indirectly-owned finance subsidiary of RELX PLC, which have been registered with the US Securities and Exchange Commission. RELX PLC has fully and unconditionally guaranteed these securities, which are not guaranteed by any other subsidiary of RELX PLC.

Analysis by year of repayment

	2018				Restated 2017
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m
Within 1 year	686	614	92	1,392	464	209	89	762
Within 1 to 2 years	–	508	87	595	-	593	85	678
Within 2 to 3 years	–	451	70	521	-	508	74	582
Within 3 to 4 years	–	688	42	730	-	444	58	502
Within 4 to 5 years	–	669	27	696	-	630	28	658
After 5 years	–	2,389	42	2,341	-	2,014	57	2,071
After 1 year	–	4,705	268	4,973	-	4,189	302	4,491
Total	686	5,319	360	6,365	464	4,398	391	5,253

Short-term bank loans, overdrafts and commercial paper were backed up at 31 December 2018 by a $3,000m (£2,354m) committed bank facility consisting of a $1,750m (£1,373m) tranche maturing in July 2023 and a $1,250m (£981m) tranche maturing in July 2021, which was undrawn.

Analysis by currency

	2018				Restated 2017
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m
US dollars	19	2,493	177	2,689	103	2,044	187	2,334
£ sterling	314	300	66	683	262	299	69	630
Euro	318	2,526	85	2,929	76	2,055	97	2,228
Other currencies	32	–	32	64	23	-	38	61
Total	686	5,319	360	6,365	464	4,398	391	5,253

Included in the US dollar amounts for term debt above is £544m of debt denominated in euros (€600m); (2017: £742m of debt denominated in euros (€600m) and and Swiss francs (CHF 275m)) that was swapped into US dollars on issuance and against which there are related derivative financial instruments, which, as at 31 December 2018, had a fair value of £19m (2017: £38m).